Financial Assets And Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 582,846	$ 275,523
Borrowings	1,448,567	616,055
Total	2,031,413	891,578
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	545,208	239,923
Borrowings	46,224	61,223
Total	591,432	301,146
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	14,453	11,898
Borrowings	210,356	81,900
Total	224,809	93,798
From 2 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	17,310	16,120
Borrowings	404,395	417,550
Total	421,705	433,670
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,875	7,582
Borrowings	787,592	55,382
Total	$ 793,467	$ 62,964